Earnings per share	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Earnings per share
17.	Earnings per share

	For the three months ended			For the six months ended
($ millions)	April 30 2021	January 31 2021	April 30 2020	April 30 2021	April 30 2020
Basic earnings per common share
Net income attributable to common shareholders	$2,289	$2,265	$1,243	$4,554	$3,505
Weighted average number of common shares outstanding (millions)	1,213	1,212	1,212	1,213	1,213
Basic earnings per common share (1) (in dollars)	$1.89	$1.87	$1.03	$3.76	$2.89
Diluted earnings per common share
Net income attributable to common shareholders	$2,289	$2,265	$1,243	$4,554	$3,505
Dilutive impact of share-based payment options and others (2)	13	41	(22)	116	29
Net income attributable to common shareholders (diluted)	$2,302	$2,306	$1,221	$4,670	$3,534
Weighted average number of common shares outstanding (millions)	1,213	1,212	1,212	1,213	1,213
Dilutive impact of share-based payment options and others (2) (millions)	10	25	10	35	32
Weighted average number of diluted common shares outstanding (millions)	1,223	1,237	1,222	1,248	1,245
Diluted earnings per common share (1) (in dollars)	$1.88	$1.86	$1.00	$3.74	$2.84
(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)
Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.